Prospectus supplement dated November 29, 2021
to the following prospectus(es):
America's marketFLEX Annuity and BOA America's Exclusive Annuity II prospectuses dated May 1, 2016
BOA Advisor Variable Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual funds as investments option under the contract/policy.
Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment options are updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust – NVIT Allspring Discovery Fund: Class I
Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust – NVIT Allspring Discovery Fund: Class II
2.	On the Effective Date, the Sub-Advisor, Wells Capital Management, LLC will be renamed to Allspring Global Investments.
PROS-0630
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